Summary of Significant Components of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets, gross	$ 106,715	$ 108,673
Unrecognized deferred tax assets	106,715	108,673
Deferred Revenues and Other Provisions [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets, gross	1,680	1,494
Operating Losses Carried Forward [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets, gross	87,734	89,144
Capital Losses Carried Forward Temporary Differences [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets, gross	105
Scientific Research and Experimental Development [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets, gross	9,138	9,138
Unused tax credits [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets, gross	2,945	4,668
Employee Future Benefits [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets, gross	3,396	2,570
Property, Plant and Equipment [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets, gross	523	495
Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets, gross		541
Share Issuance Expenses [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets, gross	1,110	623
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets, gross	$ 84